PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - Brookfield Renewable and Institutional Partners $ in Millions	3 Months Ended
Jun. 30, 2023 USD ($) MW
U.S. Distributed Generation Portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Power capacity | MW	19
Acquisitions through asset acquisitions | $	$ 75
Economic interest held	25.00%
48 MW Wind Asset In China
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through asset acquisitions | $	$ 53
Economic interest held	25.00%
Wind power capacity (in MW) | MW	48